Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 05, 2019	Mar. 30, 2019	Mar. 31, 2018	[1]
Subsequent Event [Line Items]
Long-term senior secured term loan		$ 993	$ 3,372
Term Loan From Investissement Of Quebec Prime Plus Seven Percent [Member]
Subsequent Event [Line Items]
Long-term senior secured term loan		600
Term Loan From Investissement Of Quebec Prime Plus Ten Percent [Member]
Subsequent Event [Line Items]
Long-term senior secured term loan		$ 300
Subsequent Event [Member] | Term Loan From Investissement Of Quebec Prime Plus Seven Percent [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000
Subsequent Event [Member] | Term Loan From Investissement Of Quebec Prime Plus Ten Percent [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000

[1]	Recast (refer to note 1)